Summary of Significant Accounting Policies Fuel Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Other	$ 48.6	$ 78.3
Fuel inventories	84.3	79.8
Other Liabilities, Noncurrent	135.8	134.7
Public Utilities, Inventory, Fuel [Member]
Other	2.8
Fuel inventories	$ 84.3	$ 82.4
Deferred Costs and Other Assets			$ 11.0